UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2011

Date of reporting period:	June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

June 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—67.2%
Airlines—2.0%
$8,760	American Airlines Pass Through Trust, 8.608%, 10/1/12	Ba3/B+	$8,847,600
6,187	Continental Airlines, Inc., 6.92%, 4/2/13 (a)(b)(f)(k)
	(acquisition cost-$5,498,064; purchased 7/1/03)	NR/NR	6,035,775
	Continental Airlines Pass Through Trust,
2,693	6.90%, 7/2/18, Class B	Ba2/BB-	2,450,852
9,798	9.00%, 7/8/16, Class A (j)	Baa2/A-	10,532,702
			27,866,929

Automotive—1.7%
	Ford Motor Co.,
5,000	7.125%, 11/15/25	B2/CCC	4,175,000
5,900	7.50%, 8/1/26	B2/CCC	5,074,000
5,000	9.215%, 9/15/21	B2/CCC	5,000,000
9,450	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	B1/B+	9,757,125
			24,006,125

Banking—7.8%
4,700	AgFirst Farm Credit Bank, 7.30%, 7/30/10 (a)(b)(d)(g)(k)
	(acquisition cost-$3,729,000; purchased 2/26/10-3/2/10)	NR/A	4,139,492
1,600	Allied Irish Banks PLC, 10.75%, 3/29/17	A2/BBB+	1,497,040
12,500	AmSouth Bancorp, 6.75%, 11/1/25	Ba1/BB+	10,343,437
160	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB	156,400
5,100	BankAmerica Institutional Capital B, 7.70%, 12/31/26 (a)(d)	Baa3/BB	4,927,875
£29,775	Barclays Bank PLC, 14.00%, 6/15/19 (g)	Baa2/A-	55,682,932
$1,100	First Horizon National Corp., 4.50%, 5/15/13	Baa2/BB+	1,069,792
15,000	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a)(d)(g)	Ba1/BB	15,094,100
	Regions Financial Corp.,
6,000	7.375%, 12/10/37	Ba1/BB+	5,188,428
10,000	7.75%, 11/10/14 (j)	Baa3/BBB-	10,562,950
			108,662,446

Computer Services—0.7%
9,000	SunGard Data Systems, Inc., 10.25%, 8/15/15	Caa1/B-	9,337,500

Electric—0.1%
578	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, 7/2/17	Ba1/BB-	601,530

Entertainment—0.0%
550	Speedway Motorsports, Inc., 8.75%, 6/1/16	Ba1/BB	580,250

Financial Services—29.4%
25,710	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a)(d)	Caa1/CCC-	15,040,350
	Ally Financial, Inc.,
97	5.85%, 5/15/13	B3/B	89,222
280	5.90%, 1/15/19	B3/B	221,413
82	5.90%, 2/15/19	B3/B	64,692
2,000	6.00%, 12/15/11	B3/B	1,996,016
1,250	6.00%, 2/15/19	B3/B	993,005
1,325	6.00%, 3/15/19	B3/B	1,054,446
591	6.10%, 9/15/19	B3/B	473,910

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$1,595	6.15%, 3/15/16	B3/B	$1,392,137
2,150	6.20%, 3/15/16	B3/B	1,860,414
170	6.25%, 3/15/13	B3/B	157,672
572	6.25%, 1/15/19	B3/B	463,012
365	6.25%, 7/15/19	B3/B	295,634
25	6.30%, 3/15/13	B3/B	23,216
2,555	6.30%, 3/15/16	B3/B	2,221,953
593	6.35%, 4/15/16	B3/B	516,496
30	6.35%, 4/15/19	B3/B	24,486
121	6.35%, 7/15/19	B3/B	98,729
112	6.40%, 3/15/13	B3/B	104,270
1,490	6.40%, 3/15/16	B3/B	1,302,244
361	6.40%, 11/15/19	B3/B	294,573
209	6.45%, 2/15/13	B3/B	195,386
239	6.50%, 2/15/13	B3/B	223,703
160	6.50%, 4/15/13	B3/B	150,159
2,994	6.50%, 2/15/16	B3/B	2,632,166
1,155	6.50%, 3/15/16	B3/B	1,014,470
1,906	6.50%, 9/15/16	B3/B	1,663,557
456	6.50%, 5/15/19	B3/B	376,173
251	6.55%, 10/15/16	B3/B	219,347
112	6.55%, 12/15/19	B3/B	92,340
1,053	6.60%, 8/15/16	B3/B	932,321
731	6.60%, 6/15/19	B3/B	607,351
969	6.65%, 4/15/16	B3/B	856,749
619	6.65%, 8/15/16	B3/B	545,311
48	6.70%, 5/15/14	B3/B	44,859
571	6.70%, 8/15/16	B3/B	503,479
382	6.70%, 6/15/19	B3/B	319,656
20	6.70%, 12/15/19	B3/B	16,674
45	6.75%, 4/15/13	B3/B	42,136
7,000	6.75%, 12/1/14	B3/B	6,842,500
1,194	6.75%, 7/15/16	B3/B	1,058,799
2,866	6.75%, 8/15/16	B3/B	2,536,908
225	6.75%, 9/15/16	B3/B	198,667
652	6.75%, 5/15/19	B3/B	547,486
2,137	6.75%, 6/15/19	B3/B	1,794,584
255	6.80%, 4/15/13	B3/B	240,796
890	6.80%, 9/15/16	B3/B	789,160
2,825	6.85%, 4/15/16	B3/B	2,522,553
646	6.85%, 5/15/16	B3/B	576,471
526	6.85%, 7/15/16	B3/B	468,827
610	6.875%, 8/15/16	B3/B	543,677
5	6.95%, 6/15/17	B3/B	4,388
3,720	7.00%, 2/1/12	B3/B	3,734,188
593	7.00%, 1/15/13	B3/B	571,026
873	7.00%, 5/15/16	B3/B	784,852
120	7.00%, 6/15/16	B3/B	107,815
638	7.00%, 7/15/16	B3/B	572,999
1,051	7.00%, 8/15/16	B3/B	942,753
223	7.00%, 11/15/16	B3/B	199,341

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$60	7.00%, 6/15/17	B3/B	$52,835
10	7.05%, 3/15/18	B3/B	8,764
370	7.10%, 1/15/13	B3/B	357,925
545	7.15%, 6/15/16	B3/B	493,330
2,153	7.25%, 6/15/16	B3/B	1,958,545
1,030	7.25%, 9/15/17	B3/B	908,296
324	7.25%, 1/15/18	B3/B	286,468
6	7.375%, 11/15/16	B3/B	5,462
210	7.50%, 10/15/12	B3/B	204,090
2,000	7.50%, 12/31/13	B3/B	2,015,000
1,017	7.50%, 5/15/16	B3/B	936,890
774	7.50%, 6/15/16	B3/B	712,781
20	7.50%, 11/15/16	B3/B	17,953
12	7.50%, 11/15/17	B3/B	10,736
1,304	7.55%, 5/15/16	B3/B	1,204,178
20	8.125%, 11/15/17	B3/B	18,656
35	8.65%, 8/15/15	B3/B	33,940
101	9.00%, 7/15/20	B3/B	99,148
	American General Finance Corp.,
2,000	0.716%, 8/17/11, FRN	B2/B	1,832,450
2,925	4.875%, 7/15/12	B2/B	2,661,750
10,000	5.40%, 12/1/15	B2/B	7,825,000
29,200	5.625%, 8/17/11	B2/B	28,287,500
2,515	5.85%, 6/1/13	B2/B	2,225,775
3,000	6.90%, 12/15/17	B2/B	2,403,750
£15,000	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB	15,409,894
$5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (a)(b)(d)(e)(k)(l)
	(acquisition cost-$5,118,750; purchased 12/8/06)	WR/NR	925,000
5,000	Capital One Capital III, 7.686%, 8/15/36	Baa3/BB	4,750,000
6,100	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	6,408,367
7,700	Chukchansi Economic Development Authority, 8.00%, 11/15/13 (a)(d)	B3/B+	5,428,500
	Ford Motor Credit Co. LLC,
11,400	3.048%, 1/13/12, FRN	Ba3/B-	11,086,500
825	7.00%, 10/1/13	Ba3/B-	841,942
13,000	7.50%, 8/1/12	Ba3/B-	13,302,289
600	7.80%, 6/1/12	Ba3/B-	618,235
14,000	8.00%, 6/1/14	Ba3/B-	14,464,870
13,002	ILFC E-Capital Trust I,
	5.90%, 12/21/65, (converts to FRN on 12/21/10) (a)(b)(d)(k)
	(acquisition cost-$6,861,120; purchased 8/31/09-1/22/10)	B3/BB	8,402,542
28,430	ILFC E-Capital Trust II,
	6.25%, 12/21/65, (converts to FRN on 12/21/15) (a)(b)(d)(k)
	(acquisition cost-$14,110,737; purchased 8/31/09-10/6/09)	B3/BB	18,372,887
	International Lease Finance Corp.,
4,070	4.75%, 1/13/12	B1/BB+	3,871,587
6,935	5.00%, 9/15/12	B1/BB+	6,440,881
2,000	5.35%, 3/1/12	B1/BB+	1,900,000
1,960	5.40%, 2/15/12	B1/BB+	1,866,900
6,950	5.55%, 9/5/12	B1/BB+	6,567,750
1,000	5.625%, 9/20/13	B1/BB+	907,500
2,000	5.875%, 5/1/13	B1/BB+	1,855,000

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$18,000	6.29%, 10/15/17, VRN (f)	WR/BB+	$13,605,709
30,965	6.375%, 3/25/13 (j)	B1/BB+	29,184,512
1,500	6.625%, 11/15/13	B1/BB+	1,398,750
33	JET Equipment Trust, 7.63%, 2/15/15 (a)(d)(e)	WR/NR	19,735
	LBG Capital No.1 PLC,
€2,000	6.439%, 5/23/20	Ba3/BB-	1,788,354
£4,900	7.869%, 8/25/20	Ba3/BB-	5,644,781
$24,826	7.875%, 11/1/20	Ba3/BB-	20,233,190
28,700	8.00%, 6/15/20 (a)(d)(g)	NR/B+	22,529,500
2,000	8.50%, 12/17/21 (a)(d)(g)	NR/B+	1,570,000
£1,753	11.04%, 3/19/20	Ba3/BB-	2,583,321
	LBG Capital No.2 PLC,
€500	8.875%, 2/7/20	Ba2/BB	532,832
£850	11.25%, 9/14/23	Ba2/BB	1,239,892
$3,705	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)	Ba2/BB	3,278,925
2,025	Resona Preferred Global Securities Cayman Ltd., 7.191%, 7/30/15 (a)(d)(g)	Ba2/BBB	1,866,058
2,200	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	Ba2/BB-	1,661,000
	SLM Corp.,
€10,000	4.75%, 3/17/14	Ba1/BBB-	10,994,350
$12,200	5.05%, 11/14/14	Ba1/BBB-	10,925,722
32,735	8.45%, 6/15/18 (j)	Ba1/BBB-	30,272,313
2,500	SMFG Preferred Capital USD 3 Ltd., 9.50%, 7/25/18 (a)(d)(g)	Ba1/BBB+	2,679,507
896	State Street Capital Trust III, 8.25%, 3/15/11 (g)	Baa1/BBB+	897,792
2,000	USB Capital IX, 6.189%, 4/15/11 (g)	A3/BBB+	1,462,600
2,500	Wells Fargo Capital XIII, 7.70%, 3/26/13 (g)	Ba1/A-	2,537,500
			409,049,726

Healthcare & Hospitals—2.2%
	HCA, Inc.,
3,000	7.50%, 12/15/23	Caa1/B-	2,670,000
2,900	8.36%, 4/15/24	Caa1/B-	2,711,500
11,552	9.00%, 12/15/14	Caa1/B-	11,205,440
12,875	9.875%, 2/15/17	NR/BB-	13,905,000
			30,491,940

Hotels/Gaming—0.7%
	MGM Resorts International,
6,000	9.00%, 3/15/20 (a)(d)	B1/B	6,195,000
1,200	10.375%, 5/15/14	B1/B	1,311,000
2,100	11.125%, 11/15/17	B1/B	2,325,750
			9,831,750

Insurance—14.3%
25,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(b)(d)(k)
	(acquisition cost-$21,843,750; purchased 6/11/10)	Ba2/B	21,750,000
	American International Group, Inc.,
€5,000	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	3,276,608
£10,000	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	8,602,569
$3,150	5.85%, 1/16/18	A3/A-	2,831,062
5,000	6.25%, 5/1/36 (j)	A3/A-	4,000,000
€6,200	8.00%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	5,657,814

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Insurance (continued)
$43,250	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	$34,491,875
30,750	8.25%, 8/15/18 (j)	A3/A-	31,288,125
£52,600	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	59,808,051
$16,500	MetLife Capital Trust X, 9.25%, 4/8/68, (converts to FRN on 4/8/38) (a)(d)(j)	Baa2/BBB	17,902,500
2,000	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)	A3/A-	2,385,996
4,000	Progressive Corp., 6.70%, 6/15/67, (converts to FRN on 6/15/17) (j)	A2/A-	3,745,052
3,500	Transatlantic Holdings, Inc., 8.00%, 11/30/39	Baa1/BBB+	3,550,197
			199,289,849

Machinery—0.2%
2,600	Chart Industries, Inc., 9.125%, 10/15/15	B3/B+	2,619,500

Multi-Media—0.5%
5,000	Columbus International, Inc., 11.50%, 11/20/14 (a)(d)	B2/B	5,350,365
€2,420	Lighthouse International Co. S.A., 8.00%, 4/30/14	Caa1/B	1,704,449
			7,054,814

Oil & Gas—2.1%
$10,000	BP Capital Markets PLC, 3.125%, 3/10/12	A2/A	9,250,350
	Cie Generale de Geophysique-Veritas,
4,640	7.50%, 5/15/15	Ba3/BB-	4,442,800
1,000	7.75%, 5/15/17	Ba3/BB-	952,500
6,000	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B	5,250,000
10,025	SandRidge Energy, Inc., 8.625%, 4/1/15, PIK	B3/B+	9,786,906
			29,682,556

Paper/Paper Products—0.7%
	Weyerhaeuser Co.,
5,000	7.375%, 10/1/19	Ba1/BBB-	5,295,945
5,000	7.375%, 3/15/32	Ba1/BBB-	4,958,060
			10,254,005

Printing/Publishing—0.2%
3,075	Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	Caa3/CCC-	2,014,125

Telecommunications—2.8%
	Intelsat Corp.,
8,000	9.25%, 8/15/14	B3/BB-	8,220,000
1,000	9.25%, 6/15/16	B3/BB-	1,055,000
15,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	Ba1/BBB-	13,832,000
10,250	Qwest Corp., 8.375%, 5/1/16	Ba1/BBB-	11,249,375
4,200	Telesat Canada, 12.50%, 11/1/17	Caa1/B-	4,725,000
			39,081,375

Transportation—0.0%
230	Kansas City Southern de Mexico S.A. De C.V., 9.375%, 5/1/12	B2/BB-	236,900

Utilities—1.8%
2,000	Aes Dominicana Energia Finance S.A., 11.00%, 12/13/15 (a)(d)	NR/B-	2,070,000
13,990	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	B2/B-	12,311,200
4,455	Energy Future Holdings Corp., 9.75%, 10/15/19	Caa3/B+	4,208,478

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Utilities (continued)
$5,445	Energy Future Intermediate Holding Co. LLC, 9.75%, 10/15/19	NR/B+	$5,143,696
2,008	PPL Capital Funding, Inc.,
	6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BB+	1,769,339
			25,502,713
	Total Corporate Bonds & Notes (cost—$826,743,297)		936,164,033

MORTGAGE-BACKED SECURITIES—19.6%
2,763	American Home Mortgage Assets, 6.25%, 6/25/37, CMO	Ca/CC	1,595,049
386	American Home Mortgage Investment Trust, 5.66%, 9/25/45, CMO, FRN	A1/A	334,693
14,039	Banc of America Alternative Loan Trust, 6.00%, 3/25/36, CMO	Caa1/NR	12,228,748
14,600	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa1/CCC	10,756,192
99	Banc of America Mortgage Securities, Inc., 5.409%, 2/25/36, CMO, FRN	NR/B+	82,382
31,036	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(d)	Aa2/NR	26,901,573
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
16,686	3.490%, 8/25/35	Caa2/CCC	11,929,934
87	4.970%, 1/25/35	A1/AA+	76,553
1,192	5.370%, 5/25/47	NR/CCC	863,667
	Chase Mortgage Finance Corp., CMO,
455	5.226%, 12/25/35, FRN	NR/CCC	421,757
9,932	5.424%, 3/25/37, FRN	Caa2/NR	8,127,920
674	5.50%, 5/25/36	B3/NR	574,755
744	6.006%, 9/25/36, FRN	B3/NR	676,126
7,592	Citigroup Commercial Mortgage Trust, 5.86%, 7/17/40, CMO, VRN (a)(d)(f)	Aa2/NR	6,556,760
	Citigroup Mortgage Loan Trust, Inc., CMO, VRN,
328	5.604%, 7/25/46	NR/CCC	224,672
4,619	5.752%, 8/25/37	Caa2/BB-	3,553,281
642	5.825%, 7/25/37	Caa3/BB	469,810
2,340	5.906%, 9/25/37	NR/CCC	1,612,296
5,985	5.908%, 3/25/37	Caa2/NR	4,961,200
	Countrywide Alternative Loan Trust, CMO,
994	5.787%, 2/25/37, VRN	NR/CCC	694,235
2,406	5.966%, 7/25/21, VRN	Caa1/CC	1,922,305
730	6.00%, 11/25/36	Caa1/NR	462,838
406	6.50%, 6/25/36	Caa2/NR	246,746
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
10,158	5.50%, 10/25/35	Caa1/NR	8,355,132
9,133	5.75%, 3/25/37	NR/CCC	7,530,861
15,964	5.75%, 6/25/37	NR/CCC	13,680,301
206	5.920%, 9/25/47, VRN	NR/CCC	152,714
2,860	6.00%, 4/25/36	NR/CCC	2,377,960
3,078	6.00%, 5/25/36	NR/CCC	2,713,389
1,990	6.00%, 4/25/37	NR/CCC	1,600,339
3,800	Credit Suisse Mortgage Capital Certificates, 6.00%, 2/25/37, CMO	NR/CCC	3,099,706
93	First Horizon Alternative Mortgage Securities,
	5.357%, 9/25/35, CMO, FRN	B3/NR	67,206
290	First Horizon Asset Securities, Inc., 5.835%, 5/25/37, CMO, FRN	NR/CCC	233,842
	GSR Mortgage Loan Trust, CMO,
2,186	5.50%, 5/25/36	NR/CCC	1,868,137
21,115	6.00%, 2/25/36	NR/CCC	18,604,834
1,860	6.00%, 7/25/37	NR/B+	1,601,263
	Harborview Mortgage Loan Trust, CMO, VRN,
185	5.626%, 8/19/36	NR/CCC	150,531

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$1,726	5.75%, 8/19/36	NR/CCC	$1,209,159
15,790	JPMorgan Alternative Loan Trust, 6.164%, 3/25/37, CMO, VRN	NR/CC	10,128,590
	JPMorgan Mortgage Trust, CMO,
4,900	5.685%, 1/25/37, VRN	Caa2/NR	3,972,675
1,809	5.75%, 1/25/36	NR/CCC	1,584,924
13,907	Lehman Mortgage Trust, 6.00%, 12/25/36, CMO	Baa3/CCC	12,555,157
681	Merrill Lynch Alternative Note Asset, 5.418%, 6/25/37, CMO, VRN	Caa2/D	351,751
440	Merrill Lynch Mortgage Backed Securities Trust,
	5.604%, 4/25/37, CMO, VRN	NR/CCC	321,233
118	Morgan Stanley Mortgage Loan Trust, 5.330%, 6/25/36, CMO, FRN	A1/CCC	109,311
10,000	RBSCF Trust, 6.068%, 2/17/51, CMO, VRN (a)(d)(f)	NR/NR	7,900,608
	Residential Asset Securitization Trust, CMO,
2,413	6.00%, 9/25/36	Caa3/D	1,288,010
2,129	6.25%, 10/25/36	Caa3/D	1,309,408
781	6.50%, 8/25/36	Ca/D	521,961
	Residential Funding Mortgage Securities I, CMO,
5,500	6.00%, 1/25/37	Caa2/NR	4,511,782
10,954	6.25%, 8/25/36	Caa1/CCC	9,297,084
	Sequoia Mortgage Trust, CMO, VRN,
190	2.697%, 1/20/47	NR/CCC	152,434
2,676	5.624%, 7/20/37	NR/CCC	2,052,669
1,850	Structured Adjustable Rate Mortgage Loan Trust,
	2.726%, 8/25/34, CMO, VRN	A3/AA	1,580,047
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
4,482	5.688%, 4/25/37	NR/CCC	3,671,260
2,961	5.829%, 2/25/37	NR/CCC	2,298,506
	WaMu Mortgage Pass Through Certificates, CMO,
364	5.197%, 1/25/37, FRN	NR/CCC	265,572
312	5.293%, 3/25/37, VRN	NR/CCC	265,050
1,402	5.338%, 2/25/37, VRN	NR/CCC	1,037,092
316	5.415%, 4/25/37, FRN	NR/CCC	239,282
848	5.504%, 12/25/36, VRN	NR/CCC	624,496
224	5.517%, 12/25/36, FRN	NR/CCC	164,574
2,798	5.544%, 11/25/36, VRN	NR/CCC	2,174,680
706	5.574%, 2/25/37, VRN	NR/CC	516,951
587	5.587%, 5/25/37, FRN	NR/CC	455,181
756	5.795%, 2/25/37, FRN	NR/CCC	539,828
2,218	5.871%, 9/25/36, VRN	NR/CCC	1,737,699
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO,
15,675	6.00%, 6/25/37	Caa1/CCC	11,297,802
8,502	6.50%, 3/25/36	NR/CC	5,180,919
	Wells Fargo Mortgage Backed Securities Trust, CMO,
10,815	5.130%, 10/25/36, FRN	NR/CCC	8,772,592
1,839	5.217%, 4/25/36, VRN	NR/BB+	1,592,528
521	5.462%, 7/25/36, FRN	NR/CCC	417,634
3,097	5.486%, 7/25/36, FRN	NR/CCC	2,445,546
361	5.889%, 9/25/36, FRN	Caa2/NR	291,890
3,421	6.00%, 7/25/37	B3/BB	3,104,892
11,000	6.00%, 8/25/37	Caa1/NR	9,827,631
	Total Mortgage-Backed Securities (cost—$248,494,502)		273,078,115

		Credit Rating
Shares		(Moody’s/S&P)	Value*
CONVERTIBLE PREFERRED STOCK—4.8%
Electric—3.7%
1,002,000	PPL Corp., 9.50%, 7/1/13	NR/NR	$51,805,604

Insurance—1.1%
1,524,044	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	14,630,823
	Total Convertible Preferred Stock (cost—$63,281,821)		66,436,427

Principal
Amount
(000s)
MUNICIPAL BONDS & NOTES—2.7%
California—1.9%
$4,500	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	A1/BBB+	4,794,660
20,000	State Public Works Board Rev., 8.361%, 10/1/34, Ser. G-2	A2/BBB+	21,583,400
			26,378,060

Texas—0.8%
11,100	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	11,078,355
	Total Municipal Bonds & Notes (cost—$35,828,061)		37,456,415

SENIOR LOANS (a)(c)—1.7%
Chemicals—0.0%
202	INEOS Group Ltd., 7.001%, 10/7/12, Term A2		196,969

Financial Services—0.2%
	CIT Group, Inc.,
1,980	9.50%, 1/20/12, Term 2A		2,027,767

Utilities—1.5%
	Texas Competitive Electric Holdings Co. LLC,
24,441	3.85%, 10/10/14		17,968,234
4,431	3.85%, 10/10/14, Term B3		3,286,778
124	4.033%, 10/10/14		90,979
23	4.033%, 10/10/14, Term B3		16,985
			21,362,976
	Total Senior Loans (cost—$25,339,705)		23,587,712

Shares
PREFERRED STOCK—1.7%
Banking—0.8%
209,900	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(k)
	(acquisition cost-$11,329,650; purchased 1/22/10-2/26/10)	NR/A	11,459,239

Financial Services—0.2%
3,000	Ally Financial, Inc., 7.00%, 12/31/11 (a)(b)(d)(k)
	(acquisition cost-$2,197,500; purchased 3/9/10)	Caa2/C	2,332,031

Real Estate Investment Trust—0.7%
9,000	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(d)	Baa3/BBB+	9,562,500
	Total Preferred Stock (cost—$23,607,150)		23,353,770

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
SOVEREIGN DEBT OBLIGATIONS—0.5%
Brazil—0.5%
BRL14,400	Brazil Notas do Tesouro Nacional,
	10.00%, 1/1/12, Ser. F (cost—$7,983,084)	Baa3/NR	$7,769,633

ASSET-BACKED SECURITIES—0.2%
$840	GSAA Trust, 0.647%, 3/25/37, FRN	Caa2/CCC	440,266
3,000	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	B3/CCC	1,987,179
	Total Asset-Backed Securities (cost—$2,498,869)		2,427,445

SHORT-TERM INVESTMENTS—1.6%
Corporate Notes—1.0%
Oil & Gas—1.0%
13,257	Atlantic Richfield Co., 9.125%, 3/1/11 (j) (cost—$13,323,778)	A2/A	13,438,621

U.S. Treasury Bills (h)—0.5%
6,843	0.03%-0.181%, 7/8/10-8/12/10 (cost—$6,842,636)		6,842,636

Repurchase Agreement—0.1%
2,124	State Street Bank & Trust Co., dated 6/30/10, 0.01%, due 7/1/10, proceeds $2,124,001; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $2,170,522 including accrued interest (cost—$2,124,000)		2,124,000
	Total Short-Term Investments (cost—$22,290,414)		22,405,257

	Total Investments before options written (cost—$1,256,066,903)—100.0%		1,392,678,807

Contracts/
Notional
Amount
OPTIONS WRITTEN (i)—(0.0)%
	Call Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
8	strike price $120, expires 8/27/10	(24,758)

	Put Options—(0.0)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$37,800,000	strike rate 4.00%, expires 12/1/10	(13,207)
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$40,900,000	strike rate 4.50%, expires 8/31/10	(1,378)
$59,000,000	strike rate 4.75%, expires 8/31/10	(567)
$2,500,000	strike rate 5.00%, expires 10/29/10	(280)
$14,300,000	strike rate 5.00%, expires 1/24/11	(12,571)
$14,000,000	strike rate 6.00%, expires 8/31/10	(1)

Contracts/
Notional
Amount		Value*
	Eurodollar Mid-Curve 1 yr. Futures (CME),
1,288	strike price $97.38, expires 9/10/10	$(8,050)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
8	strike price $114, expires 8/27/10	(359)
	U.S. versus Japanese Yen (OTC),
$300,000	strike price $90, expires 7/21/10	(6,737)
		(43,150)
	Total Options Written (premiums received—$1,595,592)	(67,908)

	Total Investments net of options written (cost—$1,254,471,311)—100.0%	$1,392,610,899

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $254,264,530, representing 18.3% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $34,098,852, representing 2.4% of total investments.

(g)	Perpetual maturity. Maturity date shown is the first call date. Iinterest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated as collateral for forward foreign currency contracts and swaps.

(i)	Non-income producing.

(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

(k)	Restricted. The aggregate acquisition cost of such securities is $70,688,571. The aggregate market value is $73,416,966, representing 5.3% of total investments.

(l)

Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

Glossary:

BRL—Brazilian Real
£—British Pound
CBOT—Chicago Board of Trade
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
€—Euro
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2010.
GO—General Obligation Bond
LIBOR— London Inter-Bank Offered Rate
NR—Not Rated
OTC—Over the Counter
PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2010.

WR—Withdrawn Rating

Other Investments:

(A)  Transactions in options written for the three months ended June 30, 2010:

		Notional
	Contracts	Amount	Premiums
Options outstanding, March 31, 2010	1,933	$394,000,000	$3,986,848
Options written	38	110,700,000	703,192
Options terminated in closing transactions	(654)	(318,100,000)	(2,999,716)
Options assigned	(13)	(17,800,000)	(94,732)
Options outstanding, June 30, 2010	1,304	$168,800,000	$1,595,592

(B) Credit default swap agreements:

Sell protection swap agreements outstanding at June 30, 2010 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Received	Appreciation
BNP Paribas:
BP Capital Markets America	$3,500	6.74%	9/20/11	1.00%	$(226,492)	$(255,984)	$29,492

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C) Interest rate swap agreements outstanding at June 30, 2010:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid	(Depreciation)
Deutsche Bank	$950,000	9/22/16	3-Month USD-LIBOR	3.30%	$58,053,898	—	$58,053,898
Deutsche Bank	950,000	12/16/16	4.00%	3-Month USD-LIBOR	(45,305,766)	$10,792,000	(56,097,766)
					$12,748,132	$10,792,000	$1,956,132

LIBOR - London Inter-Bank Offered Rate

(D)  Forward foreign currency contracts outstanding at June 30, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	June 30, 2010	(Depreciation)
Purchased:
4,180,000 British Pound settling 7/22/10	Deutsche Bank	$6,230,227	$6,253,612	$23,385
13,800,000 Euro settling 7/26/10	Royal Bank of Canada	17,577,060	16,905,654	(671,406)
24,400,000 Euro settling 7/26/10	Royal Bank of Scotland	29,980,841	29,891,155	(89,686)
Sold:
112,337,000 British Pound settling 7/22/10	Morgan Stanley	166,440,184	168,065,090	(1,624,906)
61,164,000 Euro settling 7/26/10	Barclays Bank	81,876,455	74,928,797	6,947,658
188,220,000 Japanese Yen settling 7/14/10	Bank of America	2,055,926	2,127,420	(71,494)
				$4,513,551

The Fund received $19,380,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(E) Open reverse repurchase agreements at June 30, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.50%	6/10/10	7/12/10	$10,962,366	$10,959,169
	0.50%	6/30/10	7/29/10	10,046,389	10,046,250
	0.69%	6/25/10	7/27/10	26,338,759	26,335,730
Barclays Bank	0.48%	6/9/10	7/12/10	22,931,725	22,925,000
Credit Suisse First Boston	0.55%	6/9/10	7/12/10	10,976,688	10,973,000
	0.55%	6/28/10	7/27/10	7,471,342	7,471,000
	0.55%	6/30/10	7/29/10	10,006,153	10,006,000
	0.65%	6/29/10	7/27/10	17,082,617	17,082,000
Greenwich	0.50%	6/25/10	7/27/10	13,036,086	13,035,000
					$128,833,149

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended June 30, 2010 was $132,488,648 at a weighted average interest rate of 0.48%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at June 30, 2010 was $138,267,421.

The Fund received $1,035,000 and $1,665,615 in principal value of U.S. Treasury Bills and U.S. government agency securities, respectively, and $620,000 in cash as collateral for reverse repurchase agreements outstanding. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•      Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•      Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at June 30, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	—	$27,866,929	$27,866,929
Financial Services	—	$395,444,017	13,605,709	409,049,726
All Other	—	499,247,378	—	499,247,378
Mortgaged-Backed Securities	—	258,620,747	14,457,368	273,078,115
Convertible Preferred Stock:
Insurance	$14,630,823	—	—	14,630,823
All Other	—	51,805,604	—	51,805,604
Municipal Bonds & Notes	—	37,456,415	—	37,456,415
Senior Loans	—	23,587,712	—	23,587,712
Preferred Stock	—	23,353,770	—	23,353,770
Sovereign Debt Obligations	—	7,769,633	—	7,769,633
Asset-Backed Securities	—	2,427,445	—	2,427,445
Short-Term Investments	—	22,405,257	—	22,405,257
Total Investments in Securities - Assets	$14,630,823	$1,322,117,978	$55,930,006	$1,392,678,807

Investments in Securities - Liabilities
Options Written, at value:
Interest Rate Contracts	—	$(61,171)	—	$(61,171)
Foreign Exchange Contracts	—	(6,737)	—	(6,737)
Total Investments in Securities - Liabilities	—	$(67,908)	—	$(67,908)

Other Financial Instruments* - Assets
Credit Contracts	—	$29,492	—	$29,492
Interest Rate Contracts	—	58,053,898	—	58,053,898
Foreign Exchange Contracts	—	6,971,043	—	6,971,043
Total Other Financial Instruments* - Assets	—	$65,054,433	—	$65,054,433

Other Financial Instruments* - Liabilities
Interest Rate Contracts	—	$(56,097,766)	—	$(56,097,766)
Foreign Exchange Contracts	—	(2,457,492)	—	(2,457,492)
Total Other Financial Instruments* - Liabilities	—	$(58,555,258)	—	$(58,555,258)
Total Investments	$14,630,823	$1,328,549,245	$55,930,006	$1,399,110,074

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers into and out of Levels 1 and 2 during the three months ended June 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2010, was as follows:

					Net Change
	Beginning	Net			in Unrealized
	Balance	Purchases(Sales)	Accrued	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	3/31/10	and Settlements	Discounts	Gain	Depreciation	Level 3	of Level 3**	6/30/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$28,121,947	$(320,317)	$26,185	$14,298	$24,816	—	—	$27,866,929
Financial Services	56,395,612	(25,000,000)	357,561	5,677,025	(1,294,989)	—	$(22,529,500)	13,605,709
Mortgaged-Backed Securities	13,340,240	—	8,763	—	1,108,365	—	—	14,457,368
Total Investments	$97,857,799	$(25,320,317)	$392,509	$5,691,323	$(161,808)	—	$(22,529,500)	$55,930,006

**Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at June 30, 2010 was $1,682,549.

Item 2. Controls and Procedures

(a)                             The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                            There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 13, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 13, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 13, 2010